Stockholders' Equity		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Equity [Abstract]
Stockholders' Equity

Note 6 — Stockholder's Equity

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2020, there were no shares of Class A common stock issued or outstanding.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. On June 30, 2020, the Company issued 2,875,000 shares of Class B common stock. On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in an aggregate of 3,018,750 shares of Class B common stock outstanding, including an aggregate of up to 393,750 shares of Class B common stock that are subject to forfeiture by the Sponsor, to the Company by the Initial Stockholders for no consideration to the extent that the underwriters' over-allotment option is not exercised in full or in part, so that the Initial Stockholders will collectively own 20% of the Company's issued and outstanding common stock (excluding the Private Placement Shares) after the Proposed Public Offering (excluding the Private Placement Shares). All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split.

Holders of record of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders, with each share of common stock entitling the holder to one vote except as required by law.

The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock issued and outstanding (excluding the Private Placement Shares) after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement shares issued upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company's board of directors. As of June 30, 2020, there were no shares of preferred stock issued or outstanding.

Note 6 — Stockholders' Equity

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2020, there were 12,516,500 Class A common stock outstanding, including 11,258,033 Class A common stock subject to possible conversion were classified as temporary equity in the accompanying balance sheet.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. On June 30, 2020, the Company issued 2,875,000 shares of Class B common stock. On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in an aggregate of 3,018,750 shares of Class B common stock outstanding, including an aggregate of up to 393,750 shares of Class B common stock that are subject to forfeiture by the Sponsor, to the Company by the Initial Stockholders for no consideration to the extent that the underwriters' over-allotment option is not exercised in full or in part, so that the Initial Stockholders would collectively own 20% of the Company's issued and outstanding common stock (excluding the Private Placement Shares) after the Initial Public Offering (excluding the Private Placement Shares). All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split. On August 14, 2020, the underwriter exercised the over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.

Holders of record of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders, with each share of common stock entitling the holder to one vote except as required by law.

The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock issued and outstanding (excluding the Private Placement Shares) after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement shares issued upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company's board of directors. As of September 30, 2020, there were no shares of preferred stock issued or outstanding.